SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Mar. 07, 2025	Feb. 21, 2025
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Subsidiary investment	$ 45,000
Gross proceeds of the investment	$ 2,750
Investment purchase percentage	5.80%
Investment antidilutive granted	$ 30,000
Securities Purchase Agreements [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Series A warrants exercise price	$ 0.01
Series A warrants exercise date	Jun. 30, 2025
Warrants exercise price	$ 0.45
Series A warrants	6,111,111
June 2024 Sales Agreement [Member]
Subsequent Event [Line Items]
Investment aggregate gross proceeds		$ 11,400
Collections of investments amount		$ 2,000
Share price		$ 0.932
Deferred issuance cost		$ 1,936
Sales Agreement [Member]
Subsequent Event [Line Items]
Average Stock		2,146,043